Impairment charges / (reversals)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Impairment charges / (reversals)
15 Impairment charges / (reversals)

Impairment charges / (reversals) comprise:	2020	2019	2018
Impairment charges on financial assets, excluding receivables	291	133	71
Impairment reversals on financial assets, excluding receivables	(29)	(73)	(39)
Impairment charges and reversals on non-financial assets and receivables	128	109	46
Total	391	169	78

Impairment charges on financial assets, excluding receivables, from:	2020	2019	2018
Shares	42	7	5
Debt securities and money market instruments	162	50	30
Loans	87	76	35
Total	291	133	71

Impairment reversals on financial assets, excluding receivables, from:	2020	2019	2018
Debt securities and money market instruments	(26)	(67)	(34)
Loans	(2)	(5)	(3)
Other	(1)	(1)	(2)
Total	(29)	(73)	(39)
Impairment charges on financial assets in 2020 were mainly driven by Americas impairments on public fixed income holdings, primarily in the energy sector, as a consequence of the weakening demand related to the nationwide lockdown due to COVID-19.
Impairment charges on non-financial assets and receivables in 2020 amount to EUR 128 million and are mainly related to a valuation allowance due to the ongoing rehabilitation process of a reinsurer of Aegon Americas for
EUR 68 million and the impairment of an associate company of Aegon the Netherlands for EUR 17 million.
Impairment charges/(reversals) on non-financial assets and receivables in 2019 amounted to EUR 109 million and were mainly related to a write-off of VOBA and DPAC amounting to EUR 76 million as a result of a liability adequacy test (LAT) deficit in Aegon the Netherlands. Refer to note 34 “Insurance contracts” for further details on the LAT impact. In addition, 2019 included the dilution of the capital injections in India (ALIC) of EUR 10 million and impairments to software in the Netherlands of EUR 9 million.
Impairment charges/(reversals) on non-financial assets and receivables in 2018 amounted to EUR 46 million mainly due to updated valuations on various real estate properties in the Americas and impairments to software in the Netherlands.
For more details on impairments on financial assets, excluding receivables, refer to note 4 Financial risks.